May 01, 2016
Supplement dated September 19, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - NFJ Dividend Value Fund	5/1/2016

Effective November 14, 2016 (the Effective Date), NFJ Investment Group LLC (NFJ Investment) no longer serves as the subadviser to the Fund and T. Rowe Price Associates, Inc. (T. Rowe Price) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund's name is changed to Variable Portfolio – T. Rowe Price Large Cap Value Fund. Accordingly, on the Effective Date, all references in the prospectus to NFJ Investment are hereby deleted and all references to Variable Portfolio – NFJ Dividend Value Fund are hereby deleted and replaced with Variable Portfolio – T. Rowe Price Large Cap Value Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's prospectus.

The information under the heading "Principal Investment Strategies" in the "Summary of VP - NFJ Dividend Value Fund" section of the prospectus is hereby superseded and replaced with the following:

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $201.9 million and $580.5 billion as of August 31, 2016). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

In addition, through November 18, 2016, under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends.

The information under the heading "Principal Risks" in the "Summary of VP - NFJ Dividend Value Fund" section of the prospectus is hereby revised to remove Depositary Receipts Risk, Emerging Market Securities Risk, Foreign Securities Risk, Real Estate-Related Investment Risk and Small- and Mid-Cap Company Securities Risk.

The rest of the section remains the same.